SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment
Property, plant and equipment, gross	$ 98,047	$ 118,794
Depreciation expense on property and equipment	15,500	16,900	$ 11,800
Software
Property, Plant and Equipment
Property, plant and equipment, gross	26,281	37,204
Equipment, furniture and other
Property, Plant and Equipment
Property, plant and equipment, gross	$ 54,880	65,206
Revision of Prior Period, Reclassification, Adjustment | Software
Property, Plant and Equipment
Property, plant and equipment, gross		14,400
Revision of Prior Period, Reclassification, Adjustment | Equipment, furniture and other
Property, Plant and Equipment
Property, plant and equipment, gross		$ (14,400)